Prepaid Expenses and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Advances to suppliers		$ 69,672	$ 65,753
Securities margin	[1]	3,038
Value-added tax (“VAT”) receivables		2,532	2,301
Receivables from third parties	[2]	1,000	1,000
Prepaid financing expense	[3]	534	835
Others		757	412
Prepaid expenses and other current assets		77,533	70,301
Allowance for credit losses		(170)	(130)
Prepaid expenses and other current assets, net		$ 77,363	$ 70,171

[1]	On April 21 and May 15, 2025, Shanghai Cuhong Auto Services Co., Ltd. (“Shanghai Cuhong”), a subsidiary of the Company, provided cash collateral of RMB14.6 million (approximately $2.0 million) and RMB7.2 million (approximately $1.0 million) respectively, to Beijing Youhu Business Services Co., Ltd. (“Youhu”) under a guarantee agreement. The collateral was intended to secure margin loan obligations of Shanghai Cuhong’s affiliates with Youhu’s related entities, Tiger Brokers (NZ) Limited and Tiger Brokers (HK) Global Limited. The amount is refundable upon fulfillment of the margin requirements by the related affiliates.
[2]	It represented advance to the employees for Company’s daily operation.
[3]	It represented prepaid financing expense related to issuance of GEM Warrants (See Note 10).